INVENTORY (Details) - USD ($)	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 3,999,000	$ 2,901,000	$ 449,767
Work in process	159,000	302,000	32,098
Finished goods	2,449,000	1,614,000	477,883
Total	$ 6,607,000	$ 4,817,000	$ 959,748